Loans Receivable, Net - Aging analysis of non-purchased past due loans receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Non-purchased past due loans
Aging analysis of non-purchased past due loans receivable
Total non-purchased past due loans	¥ 83,608	$ 11,455	¥ 132,539
Past due within 1 year
Aging analysis of non-purchased past due loans receivable
Total non-purchased past due loans	23,662	3,242	115,281
Past due more than 1 year
Aging analysis of non-purchased past due loans receivable
Total non-purchased past due loans	¥ 59,946	$ 8,213	¥ 17,258